Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of cash flows [abstract]
Transaction costs		$ 384	$ 139
Payments for intangible film rights and content right including interest paid and capitalized	$ 11,722	$ 7,176	$ 9,204